Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

April 13, 2012

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	The DFA Investment Trust Company File No. 811-7436– Preliminary Consent Solicitation Materials

Ladies And Gentlemen:

Submitted herewith for filing on behalf of The DFA Short Term Investment Fund (the “Fund”), a series of The DFA Investment Trust Company, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a cover page, chairman’s letter, notice of solicitation of consent, consent solicitation statement, and the consents to be used in connection with a solicitation seeking the approval of a change to the Fund’s fundamental investment objective by the Fund’s shareholders.

Definitive consent solicitation materials are expected to be transmitted to shareholders on or about April 27, 2012.

If you have any questions or comments regarding this filing, please call me at (215) 564-8149 or Mark Sheehan at (215) 564-8027.

Very truly yours,

/s/ Kenneth L. Greenberg